Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Abstract]
Tax benefit (holiday) credit	$ 2,401,349	$ 2,421,539	$ 1,202,615
Basic net income per share effect	$ 0.03	$ 0.03	$ 0.02